Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (12,130,000)	$ 27,674,000	$ 14,211,000	$ (29,739,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	13,400	87,000	160,000	307,000
Stock-based compensation	349,000	188,000	499,000	646,000
Gain on disposal of assets			(324,000)	(16,000)
Loss on debt extinguishment	492,000
(Gain) loss on change in fair value of warrant liability	76,000	72,000	(9,000)	20,000
Non-cash interest expense	127,000	61,000	122,000	113,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(399,000)	415,000	90,000	1,200,000
Other assets				431,000
Accounts payable	118,000	142,000	(251,000)	(727,000)
Accrued expenses	549,000	(532,000)	(665,000)	249,000
Operating lease right-of-use assets and liabilities, net	(8,000)	(6,000)	2,000	(82,000)
Contract liabilities		616,000
Net cash provided by (used in) operating activities	(10,813,000)	28,717,000	13,835,000	(27,598,000)
Investing activities:
Proceeds from sale of fixed assets	607,000			88,000
Purchases of property and equipment			(154,000)	(4,000)
Net cash (used in) provided by investing activities	607,000		(154,000)	84,000
Financing activities:
Proceeds from issuance of common stock options	16,000	89,000	108,000
Issuance of term loans, net of issuance costs	19,835,000
Repayment of term loans	(13,940,000)		(2,000,000)
Repurchase of unvested early exercise shares				(86,000)
Proceeds from issuance of preferred stock				20,422,000
Payment of offering costs	(41,000)			(93,000)
Net cash (used in) provided by financing activities	5,870,000	89,000	(1,892,000)	20,243,000
Net (decrease) increase in cash and cash equivalents	(4,336,000)	28,806,000	11,789,000	(7,271,000)
Cash and cash equivalents at beginning of period	15,216,000	3,427,000	3,427,000	10,698,000
Cash and cash equivalents at end of period	10,880,000	32,233,000	15,216,000	3,427,000
Supplemental disclosure of cash flow information
Interest paid	557,000	496,000	975,000	1,042,000
Extinguishment of convertible preferred stock				16,023,000
Sales of property and equipment recorded as a receivable			607,000
Accrued offering costs	$ 2,138,000
Operating lease liabilities arising from obtaining right-of-use assets		$ 203,000	$ 375,000	$ 1,177,000